ACQUISITION - Other Acquisitions (Details) - USD ($) $ in Thousands	Jun. 21, 2017	May 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACQUISITION
Goodwill			$ 25,091	$ 12,242	$ 150,771	$ 171,139
Data Automated Waters Systems, LLC
ACQUISITION
Total consideration paid		$ 4,000
Cash paid		$ 2,000
Class A common stock issued		128,370
Value of Class A common stock issued		$ 2,000
Fixed assets		1,800
Data Automated Waters Systems, LLC | Patents
ACQUISITION
Intangible assets		1,900
Data Automated Waters Systems, LLC | Software
ACQUISITION
Intangible assets		$ 300
Tex-Star Water Services, LLC
ACQUISITION
Cash paid	$ 4,200